Commitments and Contingencies (Details) - Sunlight $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) loan	Jun. 30, 2020 USD ($) loan	Jun. 30, 2021 USD ($) loan	Jun. 30, 2020 USD ($) loan	Dec. 31, 2020 USD ($)
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 46,578		$ 46,578		$ 41,752
Funding Commitments	$ 22,164		$ 22,164		$ 18,386
Number of loans repurchased and written off | loan	17	10	51	24
Loan repurchased and written off	$ 300	$ 200
Liability for loans repurchased	1,100	$ 500	$ 1,100	$ 500
Maximum potential amount of undiscounted future payments	55,800		55,800
Payments if all points earned are redeemed			2,100
Liability for rewards program			1,300
Unfunded loan commitment
Financing Receivable, Past Due [Line Items]
Amounts outstanding	186,200		186,200
Advance
Financing Receivable, Past Due [Line Items]
Amounts outstanding	41,000		41,000
Guaranteed loans
Financing Receivable, Past Due [Line Items]
Liability for loans repurchased	200		200
Guaranteed loans | 90+ days
Financing Receivable, Past Due [Line Items]
Unpaid principal balance of loans, net of applicable discounts	$ 0		$ 0